Income Taxes - Provision for Income Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor
Income Tax Expense Benefit [Line Items]
Current, Australian		$ (1)	$ (28)		$ (6)
Deferred, Australian		(4)	124	(1)	5
Current, U.S. Federal & State	51		(9)
Deferred, U.S. Federal & State
Current, Other		(14)			(1)
Deferred, Other		(1)	38
Total benefit/(provision) from continuing operations		$ (20)	$ 125	$ (1)	$ (2)